FINANCIAL INSTRUMENTS - Disclosure of reclassification of financial instruments (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS:
Cash and cash equivalents	$ 37,000,648	$ 31,323,346	$ 15,420,540